PRIVATE LOANS - Schedule of Allowances for Credit Losses for Private Loans (Details) - Private Loan - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (170)	$ (181)	$ (105)	$ (97)
Recovery (provision)	18	11	(10)	(8)
Write-offs charged against the allowance	22		0
Ending balance	$ (130)	$ (170)	$ (115)	$ (105)